Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator U.S. Equity Power Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator U.S. Equity Power Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator U.S. Equity Power Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $618.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)